Derivative Financial Instruments (Dealer Counterparties and Central Clearing Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Dealer Counterparties
Credit Derivatives [Line Items]
Cash collateral received from dealer counterparties	$ 123	$ 283
Derivatives in a net gain position secured by that collateral	123	301
Unsecured positions in a net gain with dealer counterparties after collateral postings	4	18
Cash collateral posted	138	156
Derivatives in a net loss position secured by that collateral	144	161
Additional collateral that would have been posted had BB&T's credit ratings dropped below investment grade	8	6
Central Clearing Parties
Credit Derivatives [Line Items]
Cash collateral posted	313	223
Derivatives in a net loss position secured by that collateral	318	227
Securities pledged to central clearing parties	$ 119	$ 207